DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT

Note 6 - DEBT

Financing Trust Indenture

On November 24, 2021, the Company entered into agreements to issue $45,000 in fixed rate senior notes (Series 2021-6 Notes) pursuant to a Trust Indenture held by UMB Bank, as trustee and disbursing agent, and Newlight Capital, LLC as servicer. The trust and debt documents also require a Lender Collateral Residual Value Insurance Policy (the “Insurance Policy”, with UMB Bank as named insured for $45,000), and a placement agent, which is Tribe Capital Markets, LLC.

In connection with the merger on October 7, 2022 (the “Closing Date”), the Company entered into a Term Loan, Guarantee and Security Agreement (see “Term Loan Agreement” below) and the outstanding principal balance for the Series 2021-6 Notes underlying the Trust Indenture was paid in full. A loss on extinguishment of $4,824 was recognized upon settlement. During the six months ended June 30, 2022, a total of $1,254 of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $1,197 during the six months ended June 30, 2022. During the three months ended June 30, 2022, a total of $635 of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $584 during the three months ended June 30, 2022.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Debt (continued)

Term Loan Agreement

On October 7, 2022, in connection with the merger, CNTQ, Legacy Dragonfly and CCM Investments 5 LLC, an affiliate of CCM LLC (“CCM 5”, and in connection with the Term Loan, the “Chardan Lender”), and EICF Agent LLC (“EIP” and, collectively with the Chardan Lender, the “Initial Term Loan Lenders”) entered into the Term Loan Agreement setting forth the terms of the Term Loan. The Chardan Lender backstopped its commitment under the Debt Commitment Letter by entering into a backstop commitment letter, dated as of May 20, 2022 (the “Backstop Commitment Letter”), with a certain third party financing source (the “Backstop Lender” and collectively with EIP, the “Term Loan Lenders”), pursuant to which the Backstop Lender committed to purchase from the Chardan Lender the aggregate amount of the Term Loan held by the Chardan Lender (the “Backstopped Loans”) immediately following the issuance of the Term Loan on the Closing Date. Pursuant to an assignment agreement, the Backstopped Loans were assigned by CCM 5 to the Backstop Lender on the Closing Date.

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the Closing Date. The proceeds of the Term Loan were used (i) to refinance on the Closing Date prior indebtedness (including the obligations underlying the Trust Indenture), (ii) to support the Transaction under the merger Agreement, (iii) for working capital purposes and other corporate purposes, and (iv) to pay any fees associated with transactions contemplated under the Term Loan Agreement and the other loan documents entered into in connection therewith, including the transactions described in the foregoing clauses (i) and (ii) and fees and expenses related to the merger. The Term Loan amortizes in the amount of 5% per annum (or $937.5 on the first day of each calendar quarter) beginning 24 months after the Closing Date and matures on the fourth anniversary of the Closing Date (“Maturity Date”). The Term Loan accrues interest (i) until April 1, 2023, at a per annum rate equal to the adjusted Secured Overnight Financing Rate (“SOFR”) plus a margin equal to 13.5%, of which 7% will be payable in cash and 6.5% will be paid in kind, (ii) thereafter until October 1, 2024, at a per annum rate equal to adjusted SOFR plus 7% payable in cash plus an amount ranging from 4.5% to 6.5%, depending on the senior leverage ratio of the consolidated company, which will be paid in kind and (iii) at all times thereafter, at a per annum rate equal to adjusted SOFR plus a margin ranging from 11.5% to 13.5% payable in cash, depending on the senior leverage ratio of the consolidated company. In each of the foregoing cases, adjusted SOFR will be no less than 1%.

In addition to optional prepayments by the Company upon written notice, the Term Loan Agreement provides for mandatory prepayments upon receipt of proceeds from certain transactions or casualty events. Beginning on the date the financial statements for the year ended December 31, 2023 are required to be delivered to the Term Loan Lenders, the Company will be required to prepay the Term Loan based on excess cash flow, as defined in the agreement.

Unless the obligations under the Term Loan are accelerated under the terms of the agreement, the maturity date will be October 7, 2026.

The Term Loan Lenders have been granted a first priority lien, and security interest in, the mortgaged properties underlying the Company’s mortgages.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Debt (continued)

Term Loan Agreement (Continued)

During the three and six months ended June 30, 2023, a total of $3,651 and $7,147, respectively, of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $401 and $620, respectively, during the three and six months ended June 30, 2023.

The carrying balance of $22,372 on June 30, 2023 consisted of $75,000 in principal, plus $3,702 Paid-in-Kind (PIK) interest, less $56,330 in unamortized debt discount related to the debt issuance costs.

Financial Covenants

Maximum Senior Leverage Ratio

The Senior Leverage Ratio is the ratio of (a) consolidated indebtedness, as defined, on such date minus 100% of the unrestricted cash and cash equivalents held (subject to adjustment) to (b) Consolidated earnings before interest, tax and amortization (“EBITDA”) for the trailing twelve (12) fiscal month period most recently ended. If liquidity, as defined, for any fiscal quarter is less than $17,500, the Senior Leverage Ratio shall not be permitted, as of the last day of any fiscal quarter ending during any period set forth below, to exceed the ratio set forth opposite such period in the table below:

Test Period Ending	Leverage Ratio
December 31, 2022 - March 31, 2023	6.75 to 1.00
June 30, 2023 - September 30, 2023	6.00 to 1.00
December 31, 2023 - March 31, 2024	5.00 to 1.00
June 30, 2024 - September 30, 2024	4.00 to 1.00
December 31, 2024 - March 31, 2025	3.25 to 1.00
June 30, 2025 and thereafter	3.00 to 1.00

Liquidity

The Company shall not permit their Liquidity (determined on a consolidated basis) to be less than $10,000 as of the last day of each fiscal month (commencing with month ending December 31, 2022).

Fixed Charge Coverage Ratio

The Fixed Charge Coverage Ratio is the ratio of consolidated EBITDA (less capital expenditures and certain other adjustments) to consolidated fixed charges, as defined in the agreement. If Liquidity is less than $17,500 as of the last day of any fiscal quarter (commencing with the quarter ending December 31, 2022), then the Company shall not permit the Fixed Charge Coverage Ratio for the trailing four quarterly periods ending on the last day of any such quarter to be less than 1.15 to 1.00.

Capital Expenditures

If consolidated EBITDA for the trailing twelve-month period ending on the most recently completed fiscal quarter is less than $15,000, then the level of capital expenditures is limited.

The Company was in compliance with its covenants as of June 30, 2023 and December 31, 2022. During the three months ended March 31, 2023, the Company determined it would fail to satisfy the fixed charge coverage ratio and maximum senior leverage ratio for the quarter. On March 29, 2023, the Company obtained a waiver from the Administrative Agent and the Term Loan Lenders of its failures to satisfy the fixed charge coverage ratio and maximum senior leverage ratio with respect to the minimum cash requirements under the Term Loan during the quarter ended March 31, 2023. As a result of the uncertainty of maintaining compliance with financial covenants the Company has continued to classify the entire term loan balance within current liabilities on the balance sheet.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Debt (continued)

Future Debt Maturities

At June 30, 2023, the future debt maturities are as follows:

For Year Ended December 31,
2023 (1)	$-
2024	938
2025	3,750
2026	80,620
Total	85,308
Less: Estimated interest paid-in-kind	(6,606)
Total debt	78,702
Less: Unamortized debt issuance costs, noncurrent	(56,330)
Total carrying amount	22,372
Less: Current portion of debt	(22,372)
Total long-term debt	$-

(1)	Represents scheduled payments for the remaining six-month period ending December 31, 2023

NOTE 7 — LONG-TERM DEBT

Financing — Trust Indenture

On November 24, 2021, the Company entered into agreements to issue $45,000 in fixed rate senior notes (the “Series 2021-6 Notes”) pursuant to a Trust Indenture held by UMB Bank, as trustee and disbursing agent, and NewLight Capital, LLC as servicer (the “Servicer”). The trust and debt documents also required the entry into a Lender Collateral Residual Value Insurance Policy (the “Insurance Policy”), with UMB Bank as named insured for $45,000, and engagement of a placement agent, Tribe Capital Markets, LLC.

Upon closing date of the financing the Company received a wire for $35,474, which is comprised of the gross proceeds of $45,000 less $3,188 in deposits to certain reserve accounts (see subsection labeled Reserve Accounts below), and $6,338 in expenses withdrawn from the gross proceeds, which included $4,725 in prepaid policy premiums and related costs underlying the Insurance Policy (see subsection labelled Collateral below), a prepaid loan monitoring fee of $60 and $1,553 in debt issuance costs.

The obligation for the Series 2021-6 Notes underlying the Trust Indenture is $45,000 in principal on the date of the closing of the financing. The debt bears interest at 5.50% per annum accruing monthly on a 360 day basis. Late payments will be subject to a $50 late fee and default interest based on a rate 5 percentage points above the applicable interest immediately prior to such default. The Company was making interest only payments on the unpaid principal amount in arrears, commencing December 1, 2021 and ending on November 1, 2022 (for interest accruing from the Financing Closing Date through October 31, 2022). Beginning on December 1, 2022, the Company was obligated to repay the debt in twenty four equal installments of principal in the amount of $1,875, plus accrued interest on the unpaid principal amount. Any remaining obligations were due and payable on November 1, 2024 (the “Maturity Date”).

The obligations under the Trust Indenture will be deemed to be repaid or prepaid to the same extent, in the same amounts and at the same times, as the Series 2021-6 Notes are redeemed with funds provided except for payments made from the proceeds of the Insurance Policy (see subsection labelled Collateral below) as such funds must be reimbursed by the Company to the insurer.

During the year ended December 31, 2022, a total of $1,873 of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $1,783 during the year ended December 31, 2022. In connection with the merger on October 7, 2022, the Company entered into a Term Loan, Guarantee and Security Agreement (see subsection labeled Term Loan Agreement below) and the outstanding principal balance for the Series 2021-6 Notes underlying the Trust Indenture was paid in full. A loss on extinguishment of $4,824 was recognized upon settlement. The net balance of $40,712 on the date of the merger consisted of $45,000 in principal less $4,288 in unamortized debt discount related to the debt issuance costs and Insurance Policy.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

Reserve Accounts

Deposits into the reserve accounts consisted of the following items:

Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188

The Payment Reserve Fund is a debt service fund to be maintained by UMB Bank, and the initial deposit is equal to the maximum amount of monthly interest and principal debt service payment due on the Series 2021-6 notes, plus interest earned on special redemptions (see redemptions related to certain defaults on the debt). These funds may be utilized by UMB Bank to fund certain shortfalls and a special redemption, but otherwise such funds are released pro rata to the Company based on principal payments made by the Company on the Series 2021-6 Notes. Since this was a deposit account maintained by the trustee and restricted for release upon the occurrence of future events, this deposit was treated as restricted cash.

The Capitalized Interest Fund was created to hold the interest that accrued from the closing date until the first payment due on December 15, 2021. The initial deposit, therefore, was treated as prepaid interest. These funds were utilized to pay the interest incurred through that first payment date, therefore the balance as of December 31, 2021 was $3,088.

Both above funds, to the extent that they are deposited into interest bearing accounts, earn interest that UMB Bank will transfer into an Interest Earnings Fund, which funds will be held in escrow until the earlier of maturity or when the debt obligations are paid in full (assuming no events of default). There were no funds deposited into interest bearing accounts at December 31, 2022 or December 31, 2021.

In connection with the merger, the Company settled the Trust Indenture and the balance in the Payment Reserve Fund was offset against the proceeds.

Collateral

As collateral for payment of the debt and certain obligations related to performance under the Trust Indenture and related transaction documents, the Company and the guarantors granted to NewLight Capital, LLC, as representative and for the benefit of UMB Bank a continuing security interest in substantially all of the assets of the Company, including certain intellectual property assets.

Under the terms of the Trust Indenture, the Insurance Policy is required as additional collateral guaranteeing the payments under the debt by the Company. The Company determined this was not a direct incremental cost of the financing but rather a cost for maintaining the collateral, recognized under the guidance at ASC 860-30, Transfers and Servicing, Secured Borrowing and Collateral. The premium costs were recognized as a prepaid expense and were being amortized straight line over the term of the policy (three years, unless reduced due to default provisions). The secured party (i.e., UMB Bank, as trustee) would not have the right to sell or repledge either the intellectual property or the insurance collateral unless and until the Company defaulted and a claim was made. Upon settlement of the debt underlying the Trust Indenture, the collateral requirements for the Insurance Policy were eliminated.

Loan Monitoring Fees

The Company was to incur ongoing monitoring service by NewLight Capital, LLC for 24 months at $180 total expense. These services entail monitory of financial records and information related to collateral enforcement on an ongoing basis. The $60 prepayment funded on the date of closing was recognized as a prepaid expense and was being amortized on a straight line basis over the first 10 months of the agreement as the amount was paid in full in connection with the merger. The Company incurred $77 and $10 of monitoring fee expenses during the years ended December 31, 2022 and 2021, respectively.

In connection with the merger, prepayment on that date of $33 was expensed and included in debt extinguishment.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

Financial Covenants – Trust Indenture

The Company was obligated to comply with certain covenants which included a minimum adjusted EBITDA, capital expenditure requirement and minimum fixed charge coverage ratio. The Company was in compliance with all financial covenants as of December 31, 2021 and through October 7, 2022, the date of the settlement of the obligations underlying the Trust Indenture.

Term Loan Agreement

On October 7, 2022, in connection with the merger, CNTQ, Legacy Dragonfly and CCM Investments 5 LLC (“CCM 5”, and in connection with the Term Loan, the “Chardan Lender”), and EICF Agent LLC (“EIP” and, collectively with the Chardan Lender, the “Initial Term Loan Lenders”) entered into the Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) setting forth the terms of a senior secured term loan facility in an aggregate principal amount of $75,000, or the Term Loan. The Chardan Lender backstopped its commitment under the Debt Commitment Letter by entering into a backstop commitment letter, dated as of May 20, 2022 (the “Backstop Commitment Letter”), with a certain third-party financing source (the “Backstop Lender” and collectively with EIP, the “Term Loan Lenders”), pursuant to which the Backstop Lender committed to purchase from the Chardan Lender the aggregate amount of the Term Loan held by the Chardan Lender (the “Backstopped Loans”) immediately following the issuance of the Term Loan on the Closing Date. Pursuant to an assignment agreement, the Backstopped Loans were assigned by CCM 5 to the Backstop Lender on the Closing Date.

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the Closing Date. The proceeds of the Term Loan were used (i) to refinance on the Closing Date prior indebtedness (including the obligations underlying the Trust Indenture), (ii) to support the Transaction under the Merger Agreement, (iii) for working capital purposes and other corporate purposes, and (iv) to pay any fees associated with transactions contemplated under the Term Loan Agreement and the other loan documents entered into in connection therewith, including the transactions described in the foregoing clauses (i) and (ii) and fees and expenses related to the business combination. The Term Loan amortizes in the amount of 5% per annum (or $937.5 on the first day of each calendar quarter) beginning 24 months after the Closing Date and matures on the fourth anniversary of the Closing Date (“Maturity Date”). The Term Loan accrues interest (i) until April 1, 2023, at a per annum rate equal to the adjusted Secured Overnight Financing Rate (“SOFR”) plus a margin equal to 13.5%, of which 7% will be payable in cash and 6.5% will be paid in-kind, (ii) thereafter until October 1, 2024, at a per annum rate equal to adjusted SOFR plus 7% payable in cash plus an amount ranging from 4.5% to 6.5%, depending on the senior leverage ratio of the consolidated company, which will be paid-in-kind and (iii) at all times thereafter, at a per annum rate equal to adjusted SOFR plus a margin ranging from 11.5% to 13.5% payable in cash, depending on the senior leverage ratio of the consolidated company. In each of the foregoing cases, adjusted SOFR will be no less than 1%.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

In addition to optional prepayments by the Company upon written notice, the Term Loan Agreement provides for mandatory prepayments upon receipt of proceeds from certain transactions or casualty events. Beginning on the date the financial statements for the year ended December 31, 2023 are required to be delivered to the Term Loan Lenders, the Company will be required to prepay the Term Loan based on excess cash flow, as defined in the agreement.

In connection with the entry into the Term Loan Agreement, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of common stock at $10 per share. Refer to Note 12 for further information.

Unless the obligations under the Term Loan are accelerated under the terms of the agreement, the maturity date will be October 7, 2026.

The Term Loan Lenders have been granted a first priority lien, and security interest in, the mortgaged properties underlying the Company’s mortgages.

During the year ended December 31, 2022, a total of $3,195 of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $38 during the year ended December 31, 2022. The carrying balance of $19,242 on December 31, 2022 consisted of $75,000 in principal, plus $1,192 PIK interest, less $56,950 in unamortized debt discount related to the debt issuance costs.

Financial Covenants – Term Loan

Maximum Senior Leverage Ratio

The senior leverage ratio is the ratio of (a) consolidated indebtedness, as defined, on such date minus 100% of the unrestricted cash and cash equivalents held (subject to adjustment) to (b) Consolidated EBITDA for the trailing twelve (12) fiscal month period most recently ended. If liquidity, as defined, for any fiscal quarter is less than $17,500, the senior leverage ratio shall not be permitted, as of the last day of any fiscal quarter ending during any period set forth below, to exceed the ratio set forth opposite such period in the table below:

Test Period Ending	Leverage Ratio
December 31, 2022 – March 31, 2023	6.75 to 1.00
June 30, 2023 – September 30, 2023	6.00 to 1.00
December 31, 2023 – March 31, 2024	5.00 to 1.00
June 30, 2024 – September 30, 2024	4.00 to 1.00
December 31, 2024 – March 31, 2025	3.25 to 1.00
June 30, 2025 and thereafter	3.00 to 1.00

Liquidity

The Company shall not permit their liquidity (determined on a consolidated basis) to be less than $10,000 as of the last day of each fiscal month (commencing with month ending December 31, 2022).

Fixed Charge Coverage Ratio

The fixed charge coverage ratio is the ratio of consolidated EBITDA (less capital expenditures and certain other adjustments) to consolidated fixed charges, as defined in the agreement. If liquidity is less than $15,000 as of the last day of any fiscal quarter (commencing with the quarter ending December 31, 2022), then the Company shall not permit the fixed charge coverage ratio for the trailing four quarterly periods ending on the last day of any such quarter to be less than 1.15 : 1.00.

Capital Expenditures

If consolidated EBITDA for the trailing twelve-month period ending on the most recently completed fiscal quarter is less than $15,000, then the level of capital expenditures is limited.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

Long-Term Debt Maturities

At December 31, 2022, the future debt maturities are as follows:

For the Years Ending December 31,	Future Debt Maturities
2023	$-
2024	938
2025	3,750
2026	91,809
Total	96,497
Less: Estimated interest paid-in-kind	(20,305)
Total debt	76,192
Less: Unamortized debt issuance costs, non-current	(56,950)
Total carrying amount	19,242
Less: current portion of debt	(19,242)
Total long-term debt	$-

On March 29, 2023, the Company obtained a waiver from the Administrative Agent and the Term Loan Lenders of its failures to satisfy the fixed charge coverage ratio and maximum senior leverage ratio with respect to the minimum cash requirements under the Term Loan during the quarter ended March 31, 2023. The Company concluded it is probable it will not comply with future financial covenants. As a result, the Company classified the entire Term Loan balance in current liabilities on the balance sheet as of December 31, 2022.